CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 7,740	$ 17,909		$ 77,605
Prepaid expenses and other assets	2,901	5,916		2,866
Total current assets	13,954	23,825		80,471
Property and equipment, net	0	4,385		6,764
Right of use assets - operating leases	1,999	2,040		2,173
Deferred financing costs	0	208		146
Total assets	15,953	30,458		89,554
Current liabilities:
Accounts payable	3,251	2,081		3,933
Accrued expenses	4,705	7,448		7,662
Deferred revenue	0	3,729		1,413
Operating lease liabilities	998	832		1,391
Finance lease liabilities	640	905		544
Other current liabilities	853	1,060		965
Total current liabilities	10,447	16,055		15,908
Deferred revenue	41,250	41,250		45,000
Operating lease liabilities	687	724		860
Finance lease liabilities	0	20		328
Other long-term liabilities	231	318		926
Total liabilities	52,615	58,367		63,022
Commitments and contingencies (Note 8)
Stockholders' (deficit) equity:
Preferred stock $0.001 par value, 5,000,000 shares authorized, none issued or outstanding	0	0		0
Common stock $0.001 par value, 350,000,000 shares authorized, 41,750,109 and 40,609,915 shares issued and outstanding at December 31, 2024 and 2023, respectively	41	41		40
Additional paid-in capital	278,142	277,629		271,594
Accumulated deficit	(314,845)	(305,579)		(245,102)
Total stockholders' deficit	(36,662)	(27,909)	$ 10,895	26,532	$ (142,670)
Total liabilities and stockholders' deficit	$ 15,953	$ 30,458		$ 89,554